Document and Entity Information	Mar. 31, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001286139
Document Type	8-K
Document Period End Date	Mar. 31, 2025
Entity Registrant Name	LegalZoom.com, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35618
Entity Tax Identification Number	95-4752856
Entity Address, Address Line One	954 Villa Street
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94041
City Area Code	(323)
Local Phone Number	962-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false